Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	Feb. 26, 2026 USD ($)	Feb. 26, 2026 ILS (₪)	Jan. 26, 2026 USD ($) $ / shares shares	Jan. 16, 2026 USD ($)	Jan. 16, 2026 ILS (₪)
Subsequent Events [Line Items]
Net proceeds received offering			$ 18,500
Gross proceeds			17,000
Additional payment	$ 271	₪ 865,080
Interest amount	$ 97	₪ 310,448
Convertible Bonds [Member]
Subsequent Events [Line Items]
Convertible bonds principal amount				$ 230	₪ 836,842
Ordinary Shares [Member]
Subsequent Events [Line Items]
Net proceeds received offering			$ 18,500
Sale of ordinary shares (in Shares) | shares			13,225,000
Purchase price per share (in Dollars per share) | $ / shares			$ 1.4